INVESTMENTS - Schedule of Investments (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
INVESTMENTS
Equity securities with readily determinable fair values	¥ 69		¥ 81
Bank time deposits and financial products	4,825		3,522
Total short-term investments	4,894	$ 700	3,603
Equity securities without readily determinable fair values	89		86
Equity-method investments	1,095		1,113
Available-for-sale debt securities	175		230
Bank time deposits	10		887
Total long-term investments	1,369	$ 196	2,316
Marketable Securities
INVESTMENTS
Equity securities with readily determinable fair values	69		81
Cjia Group-preferred shares
INVESTMENTS
Available-for-sale debt securities	175		230
AAPC LUB
INVESTMENTS
Equity-method investments	488		495
Hotel related funds
INVESTMENTS
Equity-method investments	374		404
Other investments
INVESTMENTS
Equity-method investments	¥ 233		¥ 214